Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Commercial Paper	$ 1,331,445
Commercial Paper
Debt Instrument [Line Items]
Amount of short-term commercial paper notes authorized to sell	1,850,000
Domestic Line of Credit
Debt Instrument [Line Items]
Line of credit	2,000,000
Line of Credit Facility, Remaining Borrowing Capacity	668,555
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit	$ 83,556
Weighted-average interest rate of notes payable	0.30%	0.20%
Maximum
Debt Instrument [Line Items]
Ratio of Secured Debt to Net Tangible Assets	10.00%